CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of convertible debt

	December 31,	December 31,
	2022	2021

Beginning	$—	$739,189
Addition	1,550,000	—
Interest expenses	(100,314)
Conversion	256,815	(739,189)
Convertible debt, net	$1,393,499	$—